Provisions - Reconciliation Of Changes In Provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Beginning balance	€ 47,715	€ 45,766
Settled in the year	0	(706)
Provided in the year	1,455	3,425
Reversed in the year	(5,390)	0
Effects of movements in exchange rates	(35)	840
Amounts transferred to accruals during the year	0	(1,610)
Ending balance	43,745	47,715
Current	43,745	47,715
Non-current	0	0
Total provisions	€ 43,745	€ 47,715